Significant Accounting Policies- Schedule of Major Customer Data as a Percentage (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Major Customer Data as a Percentage [Line Items]
Concentration Risk, Percentage	100.00%	100.00%	100.00%
Chong Kun Dang Pharmaceuticals Corp. (South Korea) [Member]
Schedule of Major Customer Data as a Percentage [Line Items]
Concentration Risk, Percentage	19.00%	11.00%	25.00%
Cipher Pharmaceuticals (Canada) [Member]
Schedule of Major Customer Data as a Percentage [Line Items]
Concentration Risk, Percentage	11.00%	7.00%	11.00%
Gebro Holding GmbH (Austria) [Member]
Schedule of Major Customer Data as a Percentage [Line Items]
Concentration Risk, Percentage	19.00%	11.00%	18.00%
Ewopharma AG (Switzerland) [Member]
Schedule of Major Customer Data as a Percentage [Line Items]
Concentration Risk, Percentage	51.00%	30.00%	46.00%
Vetbiolix (France) [Member]
Schedule of Major Customer Data as a Percentage [Line Items]
Concentration Risk, Percentage		41.00%